Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Accounting Policies [Abstract]
Restricted cash	$ 75,000	$ 75,000
Impairment expense		$ 48,000
Computation of basic net loss per common share	16,098,679	10,619,394
Allowance for doubtful accounts	$ 0	$ 0